Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax credit receivable	$ 488	$ 372
Prepaid insurance	24	302	765
Prepaid rent	43	98	3
Deferred offering costs		102
Other prepaid expenses	286	125	100
Total prepaid expenses and other current assets	$ 841	$ 999	$ 868